Brookfield Next Generation Infrastructure Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 94.1%		Shares	Value
Brazil - 4.8%
Circular Economy - 4.8%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP		18,789	$466,561
Orizon Valorizacao de Residuos SA (a)		64,271	672,507
Total Brazil			1,139,068

Canada - 3.4%
Electricity Infrastructure - 3.4%
Boralex, Inc. - Class A		16,722	326,462
Fortis, Inc.		9,256	469,484
Total Canada			795,946

France - 4.0%
Sustainable Solutions - 4.0%
Schneider Electric SE		3,362	946,312

Germany - 3.5%
Electricity Infrastructure - 3.5%
E.ON SE		43,116	812,112

Hong Kong - 1.5%
Water - 1.5%
Guangdong Investment Ltd.		379,572	344,992

Italy - 7.4%
Circular Economy - 3.0%
Hera SpA		155,490	700,102
			$–
Electricity Infrastructure - 4.4%
Enel SpA		110,852	1,050,497
Total Italy			1,750,599

Spain - 10.1%
Electricity Infrastructure - 10.1%
EDP Renovaveis SA		37,925	501,239
Grenergy Renovables SA (a)		7,504	569,488
Iberdrola SA		68,855	1,303,383
Total Spain			2,374,110

United Kingdom - 10.0%
Circular Economy - 2.0%
Severn Trent PLC		13,542	472,163
			$–
Electricity Infrastructure - 6.0%
SSE PLC		60,969	1,430,070
			$–
Electricity Transmission & Distribution - 2.0%
National Grid PLC		32,363	465,013
Total United Kingdom			2,367,246

United States - 49.4%(b)
Circular Economy - 9.8%
Republic Services, Inc.		2,514	576,913
Waste Connections, Inc.		5,215	916,794
Waste Management, Inc.		3,717	820,825
			2,314,532
Electricity Infrastructure - 7.5%
Constellation Energy Corp.		2,465	811,158
Public Service Enterprise Group, Inc.		11,305	943,515
			1,754,673
Electricity Transmission & Distribution - 2.4%
PG&E Corp.		37,698	568,486
			$–
Integrated Utilities/Renewables - 14.6%
Entergy Corp.		11,722	1,092,373
NextEra Energy, Inc.		15,998	1,207,689
Xcel Energy, Inc.		14,198	1,145,069
			3,445,131
Sustainable Solutions - 15.1%
First Solar, Inc. (a)		2,518	555,294
GE Vernova, Inc.		913	561,404
Itron, Inc. (a)		5,642	702,767
NEXTracker, Inc. - Class A (a)		6,518	482,267
Trane Technologies PLC		1,853	781,892
Xylem, Inc.		3,238	477,605
			3,561,229
Total United States			11,644,051
TOTAL COMMON STOCKS (Cost $18,120,098)			22,174,436

PREFERRED STOCKS - 2.1%		Shares	Value
Brazil - 2.1%
Electricity Infrastructure - 2.1%
Cia Paranaense de Energia - Copel, 0.00%		202,517	492,000
TOTAL PREFERRED STOCKS (Cost $467,710)			492,000

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
First American Treasury Obligations Fund - Class X, 4.02%(c)		903,019	903,019
TOTAL SHORT-TERM INVESTMENTS (Cost $903,019)			903,019

TOTAL INVESTMENTS - 100.0% (Cost $19,490,827)			23,569,455
Liabilities in Excess of Other Assets - (0.0)% (d)			(2,421)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$23,567,034
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
(d)	Represents less than 0.05% of net assets.

Brookfield Next Generation Infrastructure Fund

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2025:
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,579,065	$8,595,371	$–	$22,174,436
Preferred Stocks	492,000	–	–	492,000
Short-Term Investments	903,019	–	–	903,019
Total Investments	$14,974,084	$8,595,371	$–	$23,569,455

For further information regarding security characteristics, see the Schedule of Investments.